UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-07255

                      Oppenheimer International Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                             19.0%
--------------------------------------------------------------------------------
Japan                                                                      6.9
--------------------------------------------------------------------------------
Great Britain                                                              6.7
--------------------------------------------------------------------------------
Spain                                                                      4.1
--------------------------------------------------------------------------------
Ireland                                                                    4.0
--------------------------------------------------------------------------------
Greece                                                                     4.0
--------------------------------------------------------------------------------
Austria                                                                    3.9
--------------------------------------------------------------------------------
Portugal                                                                   3.8
--------------------------------------------------------------------------------
Belgium                                                                    3.7
--------------------------------------------------------------------------------
France                                                                     3.6

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments.

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Europe                              47.2%

  United States                       19.0

  Asia                                11.9

  Latin America                       11.0

  Emerging Europe                      7.5

  Middle East/Africa                   3.2

  Supranational                        0.2

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's performance during its recent fiscal year was driven primarily by good results from its investments in the emerging markets and favorable movements in foreign currency exchange rates.

      The Fund's relatively heavy exposure to emerging-market bonds contributed positively to performance, and debt securities from Brazil and Russia proved particularly beneficial as these nations reformed their financial systems and instilled greater confidence among investors and rating agencies. Brazil's economy benefited during the reporting period from greater global demand for basic materials, and Russia continued to emerge as a major force in the global oil industry. The Fund also avoided some of the weaker emerging markets, such as Turkey, sheltering the Fund from the brunt of weakness in those countries.

      The Fund's investments in the foreign currencies of major industrialized regions, including the Euro and Yen, fared well when the U.S. dollar weakened during the first half of the reporting period. We believe that the U.S. current account deficit and a ballooning U.S. federal budget deficit were factors in the U.S. dollar's decline.

      However, the Fund's performance was hindered by its duration posture, which for much of the reporting period was set in a range that we considered shorter than industry averages. While this stance helped preserve value during declining markets, it limited the Fund's participation in market rallies.

      Nonetheless, we have continued to maintain the Fund's average duration in a relatively short position in anticipation of higher interest rates. We also recently reduced the Fund's exposure to emerging markets debt by taking profits in securities that had gained value. We have redeployed some of those assets to bonds in developed markets, such as the United Kingdom and Australia, where interest rates have already risen and restrictive monetary policies may be nearing an end.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A, Class B and Class C shares, performance is measured from inception of the Class on June 15, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

      The Fund's performance is compared to the Citigroup Non-US Dollar World Government Bond Index, a subset of the Citigroup World Government Bond Index. The Citigroup Non-US Dollar World Government Bond Index is a market capitalization weighted benchmark that tracks the performance of 13 government bond markets including Australia, Canada, Japan and 10 European countries. Thus, the index does not reflect the performance of the fixed income markets in either the United States or in any emerging market countries. In addition, it is comprised of only government bonds and does not reflect the performance of corporate bonds. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class A)

      Citigroup Non-US Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                              Bond Fund        Citigroup Non-US Dollar
      Date                    (Class A)       World Government Bond Index
   06/15/1995                    9,525                  10,000
   06/30/1995                    9,570                  10,050
   09/30/1995                   10,014                   9,806
   12/31/1995                   10,473                  10,009
   03/31/1996                   10,860                   9,840
   06/30/1996                   11,362                   9,879
   09/30/1996                   11,898                  10,201
   12/31/1996                   12,492                  10,418
   03/31/1997                   12,584                   9,815
   06/30/1997                   12,934                  10,092
   09/30/1997                   13,246                  10,114
   12/31/1997                   12,799                   9,974
   03/31/1998                   12,978                  10,015
   06/30/1998                   12,850                  10,182
   09/30/1998                   11,591                  11,160
   12/31/1998                   12,242                  11,748
   03/31/1999                   12,216                  11,179
   06/30/1999                   12,635                  10,678
   09/30/1999                   12,818                  11,331
   12/31/1999                   13,589                  11,152
   03/31/2000                   14,150                  11,023
   06/30/2000                   13,986                  10,935
   09/30/2000                   13,962                  10,441
   12/31/2000                   14,519                  10,858
   03/31/2001                   14,144                  10,326
   06/30/2001                   14,206                  10,122
   09/30/2001                   14,157                  10,907
   12/31/2001                   14,830                  10,474
   03/31/2002                   15,149                  10,279
   06/30/2002                   16,368                  11,715
   09/30/2002                   16,532                  12,047
   12/31/2002                   17,917                  12,777
   03/31/2003                   18,452                  13,254
   06/30/2003                   19,889                  13,812
   09/30/2003                   20,941                  14,192
   12/31/2003                   22,554                  15,144
   03/31/2004                   23,709                  15,382
   06/30/2004                   22,464                  14,861
   09/30/2004                   23,362                  15,349

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 6.26%      5-Year 11.66%      Since Inception (6/15/95) 9.56%


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class B)

      Citigroup Non-US Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                              Bond Fund        Citigroup Non-US Dollar
      Date                    (Class B)       World Government Bond Index
   06/15/1995                   10,000                  10,000
   06/30/1995                   10,045                  10,050
   09/30/1995                   10,492                   9,806
   12/31/1995                   10,929                  10,009
   03/31/1996                   11,312                   9,840
   06/30/1996                   11,837                   9,879
   09/30/1996                   12,350                  10,201
   12/31/1996                   12,943                  10,418
   03/31/1997                   13,014                   9,815
   06/30/1997                   13,352                  10,092
   09/30/1997                   13,649                  10,114
   12/31/1997                   13,165                   9,974
   03/31/1998                   13,324                  10,015
   06/30/1998                   13,168                  10,182
   09/30/1998                   11,852                  11,160
   12/31/1998                   12,496                  11,748
   03/31/1999                   12,447                  11,179
   06/30/1999                   12,850                  10,678
   09/30/1999                   13,013                  11,331
   12/31/1999                   13,773                  11,152
   03/31/2000                   14,318                  11,023
   06/30/2000                   14,094                  10,935
   09/30/2000                   14,046                  10,441
   12/31/2000                   14,614                  10,858
   03/31/2001                   14,208                  10,326
   06/30/2001                   14,252                  10,122
   09/30/2001                   14,203                  10,907
   12/31/2001                   14,878                  10,474
   03/31/2002                   15,198                  10,279
   06/30/2002                   16,421                  11,715
   09/30/2002                   16,585                  12,047
   12/31/2002                   17,974                  12,777
   03/31/2003                   18,512                  13,254
   06/30/2003                   19,954                  13,812
   09/30/2003                   21,009                  14,192
   12/31/2003                   22,627                  15,144
   03/31/2004                   23,785                  15,382
   06/30/2004                   22,536                  14,861
   09/30/2004                   23,440                  15,349

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 5.66%      5-Year 11.61%      Since Inception (6/15/95) 9.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class C)

      Citigroup Non-US Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                              Bond Fund        Citigroup Non-US Dollar
      Date                    (Class C)       World Government Bond Index
   06/15/1995                   10,000                  10,000
   06/30/1995                   10,045                  10,050
   09/30/1995                   10,473                   9,806
   12/31/1995                   10,929                  10,009
   03/31/1996                   11,311                   9,840
   06/30/1996                   11,814                   9,879
   09/30/1996                   12,350                  10,201
   12/31/1996                   12,943                  10,418
   03/31/1997                   12,990                   9,815
   06/30/1997                   13,352                  10,092
   09/30/1997                   13,649                  10,114
   12/31/1997                   13,165                   9,974
   03/31/1998                   13,324                  10,015
   06/30/1998                   13,169                  10,182
   09/30/1998                   11,853                  11,160
   12/31/1998                   12,497                  11,748
   03/31/1999                   12,448                  11,179
   06/30/1999                   12,852                  10,678
   09/30/1999                   13,014                  11,331
   12/31/1999                   13,774                  11,152
   03/31/2000                   14,319                  11,023
   06/30/2000                   14,097                  10,935
   09/30/2000                   14,049                  10,441
   12/31/2000                   14,617                  10,858
   03/31/2001                   14,210                  10,326
   06/30/2001                   14,246                  10,122
   09/30/2001                   14,169                  10,907
   12/31/2001                   14,779                  10,474
   03/31/2002                   15,105                  10,279
   06/30/2002                   16,292                  11,715
   09/30/2002                   16,422                  12,047
   12/31/2002                   17,724                  12,777
   03/31/2003                   18,221                  13,254
   06/30/2003                   19,607                  13,812
   09/30/2003                   20,606                  14,192
   12/31/2003                   22,154                  15,144
   03/31/2004                   23,288                  15,382
   06/30/2004                   21,982                  14,861
   09/30/2004                   22,821                  15,349

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 9.75%      5-Year 11.89%      Since Inception (6/15/95) 9.29%


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Bond Fund (Class N)

      Citigroup Non-US Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                              Bond Fund        Citigroup Non-US Dollar
      Date                    (Class N)       World Government Bond Index
   03/01/2001                   10,000                  10,000
   03/31/2001                    9,706                   9,598
   06/30/2001                    9,747                   9,409
   09/30/2001                    9,712                  10,139
   12/31/2001                   10,144                   9,736
   03/31/2002                   10,380                   9,554
   06/30/2002                   11,208                  10,889
   09/30/2002                   11,287                  11,198
   12/31/2002                   12,225                  11,877
   03/31/2003                   12,583                  12,320
   06/30/2003                   13,552                  12,838
   09/30/2003                   14,257                  13,192
   12/31/2003                   15,315                  14,077
   03/31/2004                   16,115                  14,298
   06/30/2004                   15,227                  13,814
   09/30/2004                   15,824                  14,268

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 10.00%     Since Inception (3/1/01) 13.68%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 16 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. This Class has a limited operating history.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Expense examples for Classes A, B, C and N are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004. The Actual Expense examples for Class Y are based on an investment of $1,000.00 invested at the beginning of the period, September 27, 2004 (inception of offering) and held for the period ended September 30, 2004.

The Hypothetical Examples for Comparison Purposes for all classes are based on an investment of $1,000.00 invested on April 1, 2004 and held for the six months ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

                          BEGINNING       ENDING          EXPENSES
                          ACCOUNT         ACCOUNT         PAID DURING
                          VALUE           VALUE           6 MONTHS ENDED
                          (4/1/04)        (9/30/04)       SEPTEMBER 30, 2004 1,2
--------------------------------------------------------------------------------
Class A Actual            $1,000.00       $  985.40       $5.62
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00        1,019.35        5.72
--------------------------------------------------------------------------------
Class B Actual             1,000.00          979.50        9.80
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00        1,015.15        9.97
--------------------------------------------------------------------------------
Class C Actual             1,000.00          979.90        9.30
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00        1,015.65        9.47
--------------------------------------------------------------------------------
Class N Actual             1,000.00          981.90        7.31
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00        1,017.65        7.44
--------------------------------------------------------------------------------
Class Y Actual 1           1,000.00        1,009.20        0.10
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00        1,019.15        5.92

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Classes A, B, C and N are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 3/366 [to reflect the period from September 27, 2004 (inception of offering) to September 30, 2004].

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Those annualized expense ratios based on the 6-month period ended September 30, 2004 for Classes A, B, C and N and for the period from September 27, 2004 (inception of offering) to September 30, 2004 for Class Y are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.13%
---------------------------
Class B           1.97
---------------------------
Class C           1.87
---------------------------
Class N           1.47
---------------------------
Class Y           1.17


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--10.9%
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                              16,635,000   $     20,764,657
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Sr. Unsec. Nts., 2.125%, 10/9/07 [JPY]                  510,000,000          4,886,061
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.25%, 4/30/06 1,2                                                  151,000,000        150,610,722
                                                                                                      ----------------
Total U.S. Government Obligations (Cost $175,283,161)                                                      176,261,440

----------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--66.5%
----------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.7%
Argentina (Republic of) Bonds:
1.389%, 5/3/05 3                                                                            396,000            389,285
1.98%, 8/3/12 3                                                                          15,620,000         11,381,294
Series PRE8, 2%, 1/3/10 4,5,6 [ARP]                                                      15,670,000          6,833,613
Series PR12, 2%, 1/3/16 4,5,6 [ARP]                                                      18,075,972          6,300,213
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 3/31/23 4,6                                            660,000            339,900
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Letras del Banco Central de la Republica
Treasury Bills, 14.75%, 10/8/04 7 [ARP]                                                     412,000            138,105
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Bonds:
Series 4BR, 5%, 12/20/49 4,5 [JPY]                                                      119,000,000            281,234
Series 4RG, 5%, 12/20/49 4,5 [JPY]                                                      178,000,000            420,670
----------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Bonds, Series 6RG, 5.125%,
6/14/04 4,5 [JPY]                                                                       494,000,000          1,167,477
----------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 4,6 [ARP]                                                             1,599,187            627,003
                                                                                                      ----------------
                                                                                                            27,878,794

----------------------------------------------------------------------------------------------------------------------
AUSTRALIA--2.9%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                     62,395,000         46,371,134
----------------------------------------------------------------------------------------------------------------------
AUSTRIA--3.9%
Austria (Republic of) Nts.:
3.40%, 10/20/04 [EUR]                                                                     1,580,000          1,966,126
3.80%, 10/20/13 [EUR]                                                                    29,045,000         35,656,554
5.50%, 10/20/07 [EUR]                                                                     2,440,000          3,261,592
Series 98-1, 5%, 1/15/08 [EUR]                                                            9,795,000         12,947,585
----------------------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 5%, 7/15/12 [EUR]                 6,525,000          8,753,693
                                                                                                      ----------------
                                                                                                            62,585,550

----------------------------------------------------------------------------------------------------------------------
BELGIUM--3.7%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                                         3,545,000          4,755,265
5.50%, 3/28/28 [EUR]                                                                      5,400,000          7,535,024
Series 19, 6.50%, 3/31/05 [EUR]                                                           7,460,000          9,471,529
Series 32, 3.75%, 3/28/09 [EUR]                                                          19,125,000         24,258,116
Series 35, 5.75%, 9/28/10 [EUR]                                                           9,415,000         13,084,764
                                                                                                      ----------------
                                                                                                            59,104,698


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
BRAZIL--2.7%
Brazil (Federal Republic of) Bonds, Series 15 yr., 2.125%, 4/15/09 3               $         17,648   $         17,339
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                                                              27,753,602         27,458,720
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10                                           2,290,000          2,739,985
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 6 [JPY]                       500,000,000          4,613,007
----------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
10%, 8/7/11                                                                               1,530,000          1,696,005
11%, 2/4/10 [EUR]                                                                           840,000          1,186,740
11%, 8/17/40                                                                              5,345,200          5,998,651
Cl. B, 8.875%, 4/15/24                                                                       81,000             77,760
                                                                                                      ----------------
                                                                                                            43,788,207

----------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                            1,505,000          1,862,438
8.25%, 1/15/15 8                                                                          1,505,000          1,862,438
                                                                                                      ----------------
                                                                                                             3,724,876

----------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.6%
Colombia (Republic of) Unsec. Unsub. Bonds, 5.50%, 4/27/05 [JPY]                        960,000,000          8,885,770
----------------------------------------------------------------------------------------------------------------------
DENMARK--0.7%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                             61,610,000         10,584,071
----------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 8                                        1,185,000          1,220,550
----------------------------------------------------------------------------------------------------------------------
FINLAND--3.1%
Finland (Republic of) Bonds, 5.375%, 7/4/13 [EUR]                                        20,985,000         28,885,122
----------------------------------------------------------------------------------------------------------------------
Finland (Republic of) Sr. Unsec. Unsub. Bonds:
2.75%, 7/4/06 [EUR]                                                                       3,470,000          4,333,084
5%, 7/4/07 [EUR]                                                                         12,415,000         16,326,084
                                                                                                      ----------------
                                                                                                            49,544,290

----------------------------------------------------------------------------------------------------------------------
FRANCE--3.2%
France (Government of) Obligations Assimilables du Tresor Bonds:
4%, 10/25/13 [EUR]                                                                       13,960,000         17,415,169
5.50%, 10/25/07 [EUR]                                                                    12,375,000         16,544,426
5.50%, 10/25/10 [EUR]                                                                     3,080,000          4,232,637
5.75%, 10/25/32 [EUR]                                                                     5,300,000          7,722,022
----------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts., 5 yr., 5%, 7/12/05 [EUR]                            5,050,000          6,412,539
                                                                                                      ----------------
                                                                                                            52,326,793


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
GERMANY--2.5%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                         7,865,000   $      9,766,143
3%, 12/10/04 [EUR]                                                                        2,385,000          2,970,969
5.375%, 1/4/10 [EUR]                                                                      7,205,000          9,811,743
Series 01, 5%, 7/4/11 [EUR]                                                               9,135,000         12,273,007
Series 02, 5%, 7/4/12 [EUR]                                                               4,200,000          5,642,239
                                                                                                      ----------------
                                                                                                            40,464,101

----------------------------------------------------------------------------------------------------------------------
GREECE--4.0%
Greece (Republic of) Bonds:
5.35%, 5/18/11 [EUR]                                                                     25,040,000         34,021,060
6.50%, 1/11/14 [EUR]                                                                     14,195,000         20,846,349
----------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                               6,980,000          9,072,390
                                                                                                      ----------------
                                                                                                            63,939,799

----------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                                                             525,000            614,250
10.25%, 11/8/11 8                                                                           160,000            187,200
                                                                                                      ----------------
                                                                                                               801,450

----------------------------------------------------------------------------------------------------------------------
HUNGARY--0.6%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]                     1,918,660,000          9,474,926
----------------------------------------------------------------------------------------------------------------------
IRELAND--4.0%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                               52,335,000         65,027,825
----------------------------------------------------------------------------------------------------------------------
ITALY--3.2%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]                                             6,980,000          8,748,123
Buoni del Tesoro Poliennali, 4.25%, 2/1/19 [EUR]                                         13,785,000         16,828,266
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                         14,745,000         19,094,957
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                           5,125,000          6,765,687
                                                                                                      ----------------
                                                                                                            51,437,033

----------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, 1.90%,
3/29/18 4,5,6 [FRF]                                                                      16,007,500            527,316
----------------------------------------------------------------------------------------------------------------------
JAPAN--4.5%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                   7,893,800,000         72,114,956
----------------------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.2%
Korea (Republic of) Nts.:
4.25%, 6/1/13                                                                             1,445,000          1,389,006
8.875%, 4/15/08                                                                           2,160,000          2,535,300
                                                                                                      ----------------
                                                                                                             3,924,306


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
MEXICO--0.8%
Mexican Williams Sr. Nts., 2.31%, 11/15/08 3,6                                     $        500,000   $        516,875
----------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                             6,500,000          6,847,750
Series M20, 8%, 12/7/23 [MXN]                                                            43,415,000          2,935,046
----------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]              205,000,000          2,050,466
                                                                                                      ----------------
                                                                                                            12,350,137

----------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.3%
New Zealand (Government of) Bonds, 7%, 7/15/09 [NZD]                                      7,110,000          4,983,816
----------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                            1,375,000          1,285,625
----------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                    654,554            592,311
                                                                                                      ----------------
                                                                                                             1,877,936

----------------------------------------------------------------------------------------------------------------------
PERU--0.4%
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 7                                             5,860,848          3,350,647
----------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                   3,400,000          3,391,500
                                                                                                      ----------------
                                                                                                             6,742,147

----------------------------------------------------------------------------------------------------------------------
POLAND--2.7%
Poland (Republic of) Bonds:
Series 0K0805, 5.15%, 8/12/05 7 [PLZ]                                                   102,160,000         27,411,901
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                      10,000,000          2,607,235
Series DS0509, 6%, 5/24/09 [PLZ]                                                         50,015,000         13,702,057
                                                                                                      ----------------
                                                                                                            43,721,193

----------------------------------------------------------------------------------------------------------------------
PORTUGAL--3.7%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%, 8/17/07 [EUR]               9,710,000         12,733,609
----------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                                                     34,195,000         47,601,510
                                                                                                      ----------------
                                                                                                            60,335,119

----------------------------------------------------------------------------------------------------------------------
RUSSIA--1.4%
Aries Vermoegensverwaltungs GmbH Unsub. Nts., Series B, 7.75%, 10/25/09 6 [EUR]           2,500,000          3,294,272
----------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russian Debs.:
Series V, 3%, 5/14/08                                                                    10,615,000          9,632,348
Series VI, 3%, 5/14/06                                                                    3,590,000          3,515,867
----------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 3                                             5,730,000          5,525,869
                                                                                                      ----------------
                                                                                                            21,968,356

----------------------------------------------------------------------------------------------------------------------
SPAIN--4.1%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 4.25%, 10/31/07 [EUR]                                      8,945,000         11,560,802
Bonos y Obligacion del Estado, 4.80%, 10/31/06 [EUR]                                      5,500,000          7,140,523


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
SPAIN Continued
Spain (Kingdom of) Bonds: Continued
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                     21,360,000   $     29,261,302
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                                       5,200,000          7,561,320
----------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.03%, 10/22/04 7 [EUR]                                8,420,000         10,461,016
                                                                                                      ----------------
                                                                                                            65,984,963

----------------------------------------------------------------------------------------------------------------------
SWEDEN--0.6%
Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]                                65,420,000          9,471,761
----------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--3.1%
Netherlands (Kingdom of the) Bonds:
3.75%, 7/15/09 [EUR]                                                                      8,000,000         10,145,196
4.25%, 7/15/13 [EUR]                                                                      9,660,000         12,283,158
5%, 7/15/11 [EUR]                                                                        15,405,000         20,670,022
5.50%, 1/15/28 [EUR]                                                                      5,300,000          7,421,852
                                                                                                      ----------------
                                                                                                            50,520,228

----------------------------------------------------------------------------------------------------------------------
TURKEY--0.1%
Turkey (Republic of) Nts., 7.25%, 3/15/15 9                                               1,915,000          1,895,850
----------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--6.2%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                           56,685,000         99,616,042
----------------------------------------------------------------------------------------------------------------------
VENEZUELA--1.2%
Venezuela (Republic of) Collateralized Par Bonds, Series W-B, 6.75%, 3/31/20                159,000            155,224
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 2.75%, 12/18/07 3                                  13,362             13,309
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
Series A, 2.063%, 3/31/07 3                                                              10,213,775         10,162,706
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
8.50%, 10/8/14 9                                                                          2,610,000          2,556,821
10.75%, 9/13/13                                                                           4,350,000          4,904,625
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec. Unsub. Bonds, 11%, 3/5/08 [EUR]                          840,000          1,194,836
                                                                                                      ----------------
                                                                                                            18,987,521
                                                                                                      ----------------
Total Foreign Government Obligations (Cost $1,033,520,851)                                               1,072,181,514

----------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--1.1%
----------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts.:
0.938%, 3/4/10 3,6 [JPY]                                                                194,879,283          1,722,675
2%, 9/4/06 3,6                                                                              657,141            652,212
2.183%, 3/4/10 3,6                                                                          745,250            734,071
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%, 3/21/05 3                 5,390,000          5,364,667
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%, 1/25/06 3                 3,155,000          3,084,959
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 6                                      3,005,000          3,079,524
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Bank AG, OAO Gazprom Unsec. Loan Participation Nts.,
9.625%, 3/1/13                                                                            3,020,000          3,355,975
                                                                                                      ----------------
Total Loan Participations (Cost $17,356,188)                                                                17,994,083


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--6.9%
----------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 4,5,6         $          2,000   $             --
----------------------------------------------------------------------------------------------------------------------
European Investment Bank Nts., 2.125%, 9/20/07 [JPY]                                    136,000,000          1,305,373
----------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                 7,850,000          7,969,556
----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.40% Sr. Unsec. Unsub. Nts., 11/2/06 [JPY]           4,101,000,000         38,174,098
----------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.90% Unsec. Bonds, 7/8/09 [JPY]                       113,000,000          1,092,510
----------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction and Development (The),
2% Nts., 2/18/08 [JPY]                                                                  121,000,000          1,162,371
----------------------------------------------------------------------------------------------------------------------
Japan (Government of) Unsec. Unsub. Nts., 2.875%, 7/28/05 [JPY]                       3,320,000,000         30,882,956
----------------------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 2.05% Unsec. Unsub. Nts., 9/21/09 [JPY]                104,000,000          1,011,990
----------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 4,5,6                         550,000              3,438
----------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 7.375% Unsec. Nts., 8/13/07 [ITL]                               14,895,000,000         10,506,882
----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc., 0.80% Unsec. Nts., Series INTL, 3/18/08 [JPY]                           1,980,000,000         18,199,118
                                                                                                      ----------------
Total Corporate Bonds and Notes (Cost $111,387,048)                                                        110,308,292

                                                                                             SHARES
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.6%
----------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                       9,224            542,598
----------------------------------------------------------------------------------------------------------------------
Berkeley Group plc (The)                                                                     22,830            524,571
----------------------------------------------------------------------------------------------------------------------
Brambles Industries plc                                                                     114,390            532,203
----------------------------------------------------------------------------------------------------------------------
British Land Co. plc                                                                         38,554            519,782
----------------------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                                             8,242            536,083
----------------------------------------------------------------------------------------------------------------------
Corus Group plc 5                                                                           630,456            582,645
----------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                           12,005            494,930
----------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                       7,030            518,014
----------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                     6,004            507,747
----------------------------------------------------------------------------------------------------------------------
Heidelberger Zement AG                                                                       11,342            531,071
----------------------------------------------------------------------------------------------------------------------
Hilton Group plc                                                                            106,590            534,544
----------------------------------------------------------------------------------------------------------------------
Hokkaido Electric Power Co.                                                                  27,424            491,820
----------------------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                                               65            516,975
----------------------------------------------------------------------------------------------------------------------
Karstadt Quelle AG                                                                           31,462            494,574
----------------------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                                   77,943            534,191
----------------------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                              52,585            510,270
----------------------------------------------------------------------------------------------------------------------
Klepierre                                                                                     6,911            500,221
----------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                    5,825            510,358
----------------------------------------------------------------------------------------------------------------------
Land Securities Group plc                                                                    24,125            512,796
----------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                            26,000            480,934
----------------------------------------------------------------------------------------------------------------------
Liberty International plc                                                                    33,441            501,145
----------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                         66,521            520,138
----------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                       14,732            503,840


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                 VALUE
                                                                                             SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                                                                     84,301   $        506,503
----------------------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                                       67            528,010
----------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                108,668            551,168
----------------------------------------------------------------------------------------------------------------------
Novar plc                                                                                   226,450            476,003
----------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                                  23,603            522,413
----------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                           8,331            513,898
----------------------------------------------------------------------------------------------------------------------
Rakuten, Inc.                                                                                    72            469,245
----------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                       10,213            487,734
----------------------------------------------------------------------------------------------------------------------
Sammy Corp.                                                                                  10,061            493,836
----------------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                            68,960            527,962
----------------------------------------------------------------------------------------------------------------------
Severn Trent plc                                                                             32,030            509,601
----------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                                      56,398            501,361
----------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                       5,845            517,926
----------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                      25,774            553,249
----------------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                                                                   80,931            488,462
----------------------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                                              77,590            542,715
----------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                    3,332            538,699
----------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                              26,817            520,942
----------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co.                                                                    29,100            480,878
----------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                                     59,852            517,377
----------------------------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                                            11,500            495,478
----------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                       27,742            517,175
----------------------------------------------------------------------------------------------------------------------
Unibail                                                                                       4,418            532,686
----------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                         50,100            504,314
----------------------------------------------------------------------------------------------------------------------
Vinci                                                                                         4,675            538,673
----------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                    18,860            514,842
----------------------------------------------------------------------------------------------------------------------
William Hill plc                                                                             51,044            493,467
                                                                                                      ----------------
Total Common Stocks (Cost $24,057,563)                                                                      25,746,067

                                                                                              UNITS
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 5,6                                                 495                  5
----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 5,6                                         50                  1
----------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 5,6                                                     640                 --
----------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 5,6                    500                 --
                                                                                                      ----------------
Total Rights, Warrants and Certificates (Cost $481)                                                                  6


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                          PRINCIPAL              VALUE
                                                                                             AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--8.3%
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazilian Real Linked Unsec. Nts., 1.12%, 2/2/05                                   $      9,500,000   $     10,523,340
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 10 [COP]              22,700,000,000         10,104,232
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                  7,400,000,000          3,293,891
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 31,110,000,000         13,389,519
Indonesia (Republic of) Recapitalization Unsec. Credit Linked Nts.,
13.15%, 3/17/10                                                                           9,523,810          9,681,734
OAO Gazprom Russian Local Market Unsec. Credit Linked Nts.,
15.462%, 11/8/05 10                                                                       4,406,270          5,206,901
Peruvian Sol Unsec. Linked Nts., 1.466%, 1/14/05 [PEN]                                   17,650,000          5,488,228
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series EM 868, 25.01%, 8/25/05                   4,070,000          3,337,441
Turkey (Republic of) Credit Linked Nts., Series EM 872, 23.57%, 10/20/05 3               19,769,000         20,865,240
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), U.S. Dollar/South African Rand
Linked Nts., Series FBi 43, 1.44%, 5/23/22                                                2,100,000          2,043,300
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Korea (Republic of) Credit Bonds, 1.56%, 6/20/09                                          7,225,000          7,296,528
OAO Gazprom I Credit Nts., 5.588%, 10/20/07                                               1,435,000          1,499,013
OAO Gazprom II Credit Nts., 5.338%, 4/20/07                                               1,435,000          1,494,249
Romania (The State of) 3 yr. Linked Nts., 12.89%, 9/27/07 [ROL]                      56,400,000,000          1,707,480
Russian Federation Linked Nts., 15%, 3/11/05 [RUR]                                      141,112,000          5,044,144
Ukraine (Republic of) Credit Linked Nts., 6.541%, 8/5/11                                  7,740,000          7,964,460
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 25.70%, 1/26/05             9,368,029          7,741,739
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 28.25%, 5/26/05            11,674,353         10,027,102
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Venezuela (Republic of) Credit
Bonds, 5%, 9/20/09                                                                        3,260,000          3,401,622
----------------------------------------------------------------------------------------------------------------------
UBS AG, OAO Gazprom III Credit Nts., 4.705%, 7/5/06                                       3,590,000          3,731,149
                                                                                                      ----------------
Total Structured Notes (Cost $130,985,113)                                                                 133,841,312

                                               DATE          STRIKE                       CONTRACTS
----------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------------------------------------------
Japanese Yen Put 5,6 (Cost $978,607)        10/8/04          111.55JPY               14,995,000,000JPY         209,930

                                                                                          PRINCIPAL
                                                                                             AMOUNT
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
----------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.98% in joint repurchase agreement (Principal Amount/
Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS Warburg
LLC, 1.80%, dated 9/30/04, to be repurchased at $72,068,603 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, with a 3/1/34,
value of $1,477,979,332 (Cost $72,065,000)                                         $     72,065,000         72,065,000

----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,565,634,012)                                              99.8%     1,608,607,644
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 0.2          2,862,758
                                                                                   -----------------------------------
NET ASSETS                                                                                    100.0%  $  1,611,470,402
                                                                                   ===================================


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount, strike, contracts and exercise price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    Argentine Peso

AUD    Australian Dollar

COP    Colombian Peso

DKK    Danish Krone

EUR    Euro

FRF    French Franc

GBP    British Pound Sterling

HUF    Hungarian Forint

ITL    Italian Lira

JPY    Japanese Yen

MXN    Mexican Nuevo Peso

NZD    New Zealand Dollar

PEN    Peruvian New Sol

PLZ    Polish Zloty

ROL    Romanian Leu

RUR    Russian Ruble

SEK    Swedish Krona

1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                        CONTRACTS        EXPIRATION     EXERCISE            PREMIUM          VALUE
                                  SUBJECT TO CALL             DATES        PRICE           RECEIVED     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)                 14,995,000,000JPY        10/8/04      104.400JPY     $ 1,075,791     $       --
New Zealand (Government of)
Bonds, 7%, 7/15/09                          7,110NZD        12/9/04        6.205NZD          21,095         27,100
                                                                                        --------------------------
                                                                                        $ 1,096,886     $   27,100
                                                                                        ==========================

3. Represents the current interest rate for a variable or increasing rate security.

4. Issue is in default. See Note 1 of Notes to Financial Statements.

5. Non-income producing security.

6. Illiquid or restricted security. See Note 11 of Notes to Financial
Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,270,188 or 0.20% of the Fund's net assets as of September 30, 2004.

9. When-issued security or forward commitment to be delivered and settled after September 30, 2004. See Note 1 of Notes to Financial Statements.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $14,790,443. See Note 6 of Notes to Financial Statements.


                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                  VALUE         PERCENT
---------------------------------------------------------------------------
United States                              $   305,921,582            19.0%
Japan                                          110,576,563             6.9
Great Britain                                  107,408,198             6.7
Spain                                           65,984,963             4.1
Ireland                                         65,027,825             4.0
Greece                                          63,939,799             4.0
Austria                                         62,585,550             3.9
Portugal                                        60,335,119             3.8
Belgium                                         59,104,698             3.7
France                                          57,576,333             3.6
Brazil                                          54,311,547             3.4
Russia                                          53,348,867             3.3
Italy                                           51,437,033             3.2
The Netherlands                                 50,520,228             3.1
Finland                                         49,544,290             3.1
Australia                                       46,371,134             2.9
Germany                                         45,589,821             2.8
Turkey                                          43,867,372             2.7
Poland                                          43,721,193             2.7
Colombia                                        35,673,412             2.2
Argentina                                       27,878,794             1.7
Mexico                                          22,857,019             1.4
Venezuela                                       22,389,143             1.4
Indonesia                                       18,134,798             1.1
Peru                                            12,230,375             0.8
Korea, Republic of South                        11,220,834             0.7
Denmark                                         10,584,071             0.7
Hungary                                          9,474,926             0.6
Sweden                                           9,471,761             0.6
Ukraine                                          7,964,460             0.5
New Zealand                                      4,983,816             0.3
Bulgaria                                         3,724,876             0.2
Supranational                                    3,560,254             0.2
Algeria                                          3,108,958             0.2
South Africa                                     2,043,300             0.1
Nigeria                                          1,877,936             0.1
Romania                                          1,707,480             0.1
El Salvador                                      1,220,550             0.1
Guatemala                                          801,450             0.1
Ivory Coast                                        527,316              --
                                           --------------------------------
TOTAL                                      $ 1,608,607,644           100.0%
                                           ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $151,985,000)
(cost $1,565,634,012)--see accompanying statement of investments                                      $  1,608,607,644
----------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                           155,142,317
----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                        3,355,102
----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                  21,385,506
Shares of beneficial interest sold                                                                          13,734,037
Investments sold                                                                                               535,563
Futures margins                                                                                                131,127
Other                                                                                                           10,934
                                                                                                      ----------------
Total assets                                                                                             1,802,902,230

----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                                  89,592
----------------------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $532,050)                                                              543,718
----------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $1,096,886)--see accompanying
statement of investments                                                                                        27,100
----------------------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $791,373)                                                     1,045,863
----------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                 155,142,317
----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                        7,967,087
----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                    2,451,716
----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $4,368,635 purchased on a when-issued basis
or forward commitment)                                                                                       9,502,430
Closed foreign currency contracts                                                                            9,759,128
Shares of beneficial interest redeemed                                                                       2,691,739
Distribution and service plan fees                                                                             908,429
Dividends                                                                                                      707,681
Transfer and shareholder servicing agent fees                                                                  244,871
Shareholder communications                                                                                     103,808
Trustees' compensation                                                                                          17,309
Other                                                                                                          229,040
                                                                                                      ----------------
Total liabilities                                                                                          191,431,828

----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $  1,611,470,402
                                                                                                      ================


                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                            $        286,670
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               1,512,692,070
----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                           44,819,377
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                              16,866,869
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                                           36,805,416
                                                                                                      ----------------
NET ASSETS                                                                                            $  1,611,470,402
                                                                                                      ================

----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,177,628,477
and 209,317,185 shares of beneficial interest outstanding)                                            $           5.63
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)       $           5.91
----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $167,621,429 and
29,885,779 shares of beneficial interest outstanding)                                                 $           5.61
----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $233,311,139 and 41,609,376 shares
of beneficial interest outstanding)                                                                   $           5.61
----------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,641,018 and 3,320,854 shares
of beneficial interest outstanding)                                                                   $           5.61
----------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $14,268,339 and 2,536,575 shares of beneficial interest outstanding)                               $           5.63

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------
Interest                                                                                             $     37,536,465
----------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $75,375)                                                       638,192
----------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                         43,240
                                                                                                     -----------------
Total investment income                                                                                    38,217,897

----------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------
Management fees                                                                                             7,484,558
----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                     1,987,821
Class B                                                                                                     1,529,196
Class C                                                                                                     1,703,454
Class N                                                                                                        53,586
----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                     1,450,702
Class B                                                                                                       387,581
Class C                                                                                                       303,793
Class N                                                                                                        30,206
Class Y                                                                                                             3
----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                       127,694
Class B                                                                                                        45,892
Class C                                                                                                        26,433
Class N                                                                                                         2,175
----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                   344,485
----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                         31,233
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                         143,861
                                                                                                     -----------------
Total expenses                                                                                             15,652,673
Less reduction to custodian expenses                                                                          (28,349)
Less payments and waivers of expenses                                                                         (17,908)
                                                                                                     -----------------
Net expenses                                                                                               15,606,416

----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                      22,611,481


                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                $     12,632,724
Closing of futures contracts                                                                               (1,812,061)
Closing and expiration of option contracts written                                                          2,688,999
Closing and expiration of swaption contracts                                                                 (226,999)
Foreign currency transactions                                                                              52,057,715
Swap contracts                                                                                             12,508,030
                                                                                                     -----------------
Net realized gain                                                                                          77,848,408
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                 9,901,970
Translation of assets and liabilities denominated in foreign currencies                                    (8,651,844)
Futures contracts                                                                                            (880,170)
Option contracts                                                                                              451,883
Swaption contracts                                                                                           (563,469)
Swap contracts                                                                                             (2,492,218)
                                                                                                     -----------------
Net change in unrealized appreciation                                                                      (2,233,848)

----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $     98,226,041
                                                                                                     =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                      2004               2003
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $     22,611,481   $     17,157,924
----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       77,848,408         51,584,451
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   (2,233,848)        37,514,665
                                                                                  ------------------------------------
Net increase in net assets resulting from operations                                    98,226,041        106,257,040

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (35,086,382)       (11,257,243)
Class B                                                                                 (6,602,563)        (3,817,825)
Class C                                                                                 (6,093,022)        (1,988,035)
Class N                                                                                   (397,275)           (94,512)
Class Y                                                                                     (2,820)                --

----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                713,652,173        193,984,034
Class B                                                                                 25,122,862         11,875,148
Class C                                                                                136,111,001         39,379,694
Class N                                                                                 13,528,377          2,842,914
Class Y                                                                                 14,179,799                 --

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total increase                                                                         952,638,191        337,181,215
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    658,832,211        321,650,996
                                                                                  ------------------------------------
End of period (including accumulated net investment income
of $44,819,377 and $16,341,168, respectively)                                     $  1,611,470,402   $    658,832,211
                                                                                  ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                    2004              2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.33       $      4.38     $      3.95      $     4.19     $      4.23
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .13               .20             .24             .30             .45
Net realized and unrealized gain (loss)                   .47               .95             .41            (.24)           (.08)
                                                 -------------------------------------------------------------------------------
Total from investment operations                          .60              1.15             .65             .06             .37
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.30)             (.20)           (.19)             --            (.21)
Tax return of capital distribution                         --                --            (.03)           (.30)           (.20)
                                                 -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.30)             (.20)           (.22)           (.30)           (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.63       $      5.33     $      4.38      $     3.95     $      4.19
                                                 ===============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      11.56%            26.67%          16.78%           1.40%           8.93%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  1,177,628       $   429,283     $   181,456      $  118,733     $   100,928
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    811,608       $   285,391     $   134,912      $  117,000     $   110,968
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    2.19%             3.94%           5.16%           7.10%          10.23%
Total expenses                                           1.13%             1.22%           1.37%           1.38%           1.31%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4           N/A 3           N/A 3           N/A 3          1.29%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%              341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED SEPTEMBER 30,                    2004               2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.31        $      4.37     $      3.94      $     4.17     $      4.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .08                .16             .21             .26             .42
Net realized and unrealized gain (loss)                   .47                .94             .40            (.22)           (.09)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .55               1.10             .61             .04             .33
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.25)              (.16)           (.15)             --            (.20)
Tax return of capital distribution                         --                 --            (.03)           (.27)           (.18)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.25)              (.16)           (.18)           (.27)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $      5.31     $      4.37      $     3.94     $      4.17
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      10.66%             25.48%          15.90%           0.85%           7.94%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    167,621        $   134,661     $   100,049      $   84,427     $    98,272
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    153,117        $   119,232     $    85,244      $   93,455     $   115,116
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    1.40%              3.20%           4.41%           6.40%           9.63%
Total expenses                                           1.98%              2.03%           2.14%           2.14%           2.05%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4            N/A 3           N/A 3           N/A 3          2.03%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%               341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS C      YEAR ENDED SEPTEMBER 30,                    2004               2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.31        $      4.37     $      3.94      $     4.17     $      4.22
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .09                .16             .21             .26             .41
Net realized and unrealized gain (loss)                   .46                .94             .40            (.22)           (.08)
                                                 --------------------------------------------------------------------------------
Total from investment operations                          .55               1.10             .61             .04             .33
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.25)              (.16)           (.15)             --            (.19)
Tax return of capital distribution                         --                 --            (.03)           (.27)           (.19)
                                                 --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.25)              (.16)           (.18)           (.27)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $      5.31     $      4.37      $     3.94     $      4.17
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      10.75%             25.48%          15.90%           0.85%           7.95%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    233,311        $    90,248     $    38,865      $   25,221     $    27,663
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $    170,796        $    63,198     $    28,635      $   27,125     $    30,710
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    1.46%              3.15%           4.37%           6.39%           9.55%
Total expenses                                           1.88%              2.02%           2.14%           2.14%           2.05%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4            N/A 3           N/A 3           N/A 3          2.03%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%               341%            372%            377%            288%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED SEPTEMBER 30,                    2004             2003             2002          2001 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $       5.32        $    4.37      $      3.95      $     4.23
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .12              .18              .21             .16
Net realized and unrealized gain (loss)                   .45              .95              .42            (.28)
                                                 -----------------------------------------------------------------
Total from investment operations                          .57             1.13              .63            (.12)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.28)            (.18)            (.18)             --
Tax return of capital distribution                         --               --             (.03)           (.16)
                                                 -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.28)            (.18)            (.21)           (.16)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $       5.61        $    5.32      $      4.37      $     3.95
                                                 =================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      11.00%           26.31%           16.23%          (2.88)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $     18,641        $   4,640      $     1,280      $      109
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $     10,769        $   2,653      $       297      $       34
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.83%            3.56%            4.87%           6.56%
Total expenses                                           1.49% 4,5        1.57% 4          1.57% 4         1.39% 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   133%             341%             372%            377%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS Y      PERIOD ENDED SEPTEMBER 30,                             2004 1
---------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------
Net asset value, beginning of period                         $      5.58
---------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                 -- 2
Net realized and unrealized gain                                     .05
                                                             --------------
Total from investment operations                                     .05
---------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                  -- 2
Tax return of capital distribution                                    --
                                                             --------------
Total dividends and/or distributions to shareholders                  --
---------------------------------------------------------------------------
Net asset value, end of period                               $      5.63
                                                             ==============

---------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  0.92%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $    14,268
---------------------------------------------------------------------------
Average net assets (in thousands)                            $     7,086
---------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               4.84%
Total expenses                                                      1.17% 5
---------------------------------------------------------------------------
Portfolio turnover rate                                              133%

1. For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with


                    40 | OPPENHEIMER INTERNATIONAL BOND FUND remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2004, the market value of these securities comprised 8.3% of the Fund's net assets and resulted in unrealized gains of $2,856,199.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2004, the Fund had purchased $4,368,635 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2004, securities with an aggregate market value of $16,500,864, representing 1.02% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be


                    41 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                    42 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                   LOSS    FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3,4          TAX PURPOSES
    ---------------------------------------------------------------------------
    $ 63,726,906               $--               $985,396           $33,373,297

1. As of September 30, 2004, the Fund had $629,834 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

2. The Fund had $355,562 of straddle losses which were deferred.

3. During the fiscal year ended September 30, 2004, the Fund utilized $3,556,158 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2003, the Fund utilized $34,133,620 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                     REDUCTION TO
                            REDUCTION TO          ACCUMULATED NET
    INCREASE TO          ACCUMULATED NET            REALIZED GAIN
    PAID-IN CAPITAL      INVESTMENT LOSS         ON INVESTMENTS 5
    -------------------------------------------------------------
    $ 4,405,760              $54,048,790              $58,454,550

5. $2,931,783 was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                       YEAR ENDED            YEAR ENDED
                               SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
    -------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                   $48,182,062           $17,157,615

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                    43 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

         Federal tax cost of securities                $ 1,566,262,346
         Federal tax cost of other investments             238,544,957
                                                       ----------------
         Total federal tax cost                        $ 1,804,807,303
                                                       ================

         Gross unrealized appreciation                 $    56,675,862
         Gross unrealized depreciation                     (23,302,565)
                                                       ----------------
         Net unrealized appreciation                   $    33,373,297
                                                       ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of


                    44 | OPPENHEIMER INTERNATIONAL BOND FUND income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED SEPTEMBER 30, 2004 1       YEAR ENDED SEPTEMBER 30, 2003
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                          172,839,291     $ 957,396,128        66,619,226     $ 327,783,210
Dividends and/or
distributions reinvested        5,072,488        27,463,043         1,800,877         8,831,110
Redeemed                      (49,156,351)     (271,206,998)      (29,286,342)     (142,630,286)
                            --------------------------------------------------------------------
Net increase                  128,755,428     $ 713,652,173        39,133,761     $ 193,984,034
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           14,676,405     $  80,808,899        14,881,963     $  71,989,537
Dividends and/or
distributions reinvested          944,780         5,057,584           560,961         2,725,698
Redeemed                      (11,077,428)      (60,743,621)      (13,006,585)      (62,840,087)
                            --------------------------------------------------------------------
Net increase                    4,543,757     $  25,122,862         2,436,339     $  11,875,148
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                           30,576,433     $ 168,801,488        12,729,289     $  62,063,352
Dividends and/or
distributions reinvested          830,062         4,457,967           292,444         1,431,897
Redeemed                       (6,789,922)      (37,148,454)       (4,932,108)      (24,115,555)
                            --------------------------------------------------------------------
Net increase                   24,616,573     $ 136,111,001         8,089,625     $  39,379,694
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                            2,975,732     $  16,429,938           682,672     $   3,342,355
Dividends and/or
distributions reinvested           66,020           357,127            15,660            77,211
Redeemed                         (593,448)       (3,258,688)         (118,748)         (576,652)
                            --------------------------------------------------------------------
Net increase                    2,448,304     $  13,528,377           579,584     $   2,842,914
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                            2,536,075     $  14,176,984                --     $          --
Dividends and/or
distributions reinvested              500             2,815                --                --
Redeemed                               --                --                --                --
                            --------------------------------------------------------------------
Net increase                    2,536,575     $  14,179,799                --     $          --
                            ====================================================================

1. For the year ended September 30, 2004, for Class A, B, C and N shares and for the period from September 27, 2004 (inception of offering) to September 30, 2004 for Class Y shares.


                    45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended September 30, 2004, were $1,506,398,131 and $1,057,381,523, respectively. There were purchases of $566,162,511 and sales of $236,279,983 of U.S. government and government agency obligations for the year ended September 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2004, the Fund paid $2,019,276 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-


                    46 | OPPENHEIMER INTERNATIONAL BOND FUND based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B, Class C and Class N shares were $6,272,974, $3,468,952 and $130,925, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A          CLASS B         CLASS C        CLASS N
                                    CLASS A      CONTINGENT       CONTINGENT      CONTINGENT     CONTINGENT
                                  FRONT-END        DEFERRED         DEFERRED        DEFERRED       DEFERRED
                              SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES  SALES CHARGES
                                RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY    RETAINED BY
YEAR ENDED                      DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
September 30, 2004                 $822,275         $27,674         $353,364        $116,729         $1,248

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $7,603, $7,798, $2,257 and $250 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                    47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                    CONTRACT            VALUATION
                                     EXPIRATION       AMOUNT                AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                      DATES       (000s)       SEPT. 30, 2004    APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)             1/18/05-2/2/05       32,660ARP    $   10,675,380    $      1,118    $     13,900
Australian Dollar (AUD)                10/18/04       17,195AUD        12,490,856         450,745              --
Brazilian Real (BRR)          12/14/04-10/13/05       69,174BRR        23,396,425         731,427              --
British Pound
Sterling (GBP)                         10/18/04        7,160GBP        12,954,841         105,505              --
Columbian Peso (COP)                    3/16/05   16,492,230COP         6,143,108         342,113              --
Euro (EUR)                             11/16/04       44,415EUR        55,221,056         834,888              --
Japanese Yen (JPY)               3/15/05-4/1/05   32,006,300JPY       294,007,602         487,523       5,593,956
New Zealand
Dollar (NZD)                           10/18/04       19,895NZD        13,448,884         333,006              --
Polish Zloty (PLZ)                     12/27/04       10,297PLZ         2,895,764          12,823              --
South African Rand (ZAR)               10/25/04       80,940ZAR        12,484,038              --          13,646
                                                                                     ----------------------------
                                                                                        3,299,148       5,621,502
                                                                                     ----------------------------
CONTRACTS TO SELL
British Pound
Sterling (GBP)                 10/4/04-11/18/04       31,690GBP        57,377,355              --         670,206
Euro (EUR)                    11/17/04-12/27/04       35,617EUR        44,282,233              --       1,194,961
Japanese Yen (JPY)            10/12/04-11/18/04    4,242,000JPY        38,600,909          55,954         315,166
Mexican Nuevo
Peso (MXN)                             10/26/04       31,210MXN         2,729,619              --          20,888
Swiss Franc (CHF)                      10/18/04       16,910CHF        13,589,755              --         144,364
                                                                                     ----------------------------
                                                                                           55,954       2,345,585
                                                                                     ----------------------------
Total unrealized appreciation and depreciation                                       $  3,355,102    $  7,967,087
                                                                                     ============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures


                    48 | OPPENHEIMER INTERNATIONAL BOND FUND contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                      VALUATION       UNREALIZED
                                      EXPIRATION      NUMBER OF           AS OF     APPRECIATION
CONTRACT DESCRIPTION                       DATES      CONTRACTS  SEPT. 30, 2004   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC-40 10 Index                         12/17/04             68   $   3,086,738   $        2,114
DAX Index                               12/17/04             42       5,105,803           79,656
FTSE 100 Index                          12/17/04             65       5,422,850          (21,790)
Japan (Government of) Bonds, 10 yr.      12/9/04             25      31,352,543         (445,395)
Japan (Government of) Bonds, 10 yr.      12/8/04             23       2,885,897          (45,367)
Nikkei 225 Index                         12/9/04             60       5,939,190          226,345
                                                                                  ---------------
                                                                                  $     (204,437)
                                                                                  ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.


                    49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 2004 was as follows:

                                                    CALL OPTIONS                        PUT OPTIONS
                                ---------------------------------   --------------------------------
                                    PRINCIPAL/                          PRINCIPAL/
                                     NUMBER OF         AMOUNT OF         NUMBER OF        AMOUNT OF
                                     CONTRACTS          PREMIUMS         CONTRACTS         PREMIUMS
----------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2003               9,887,303,797     $   1,566,192     2,163,660,000     $    414,161
Options written                 15,096,642,110         3,363,750     3,870,000,000          666,309
Options closed or expired         (136,183,797)       (2,789,693)   (6,033,660,000)      (1,080,470)
Options exercised               (9,852,755,000)       (1,043,363)               --               --
                                --------------------------------------------------------------------
Options outstanding as of
September 30, 2004              14,995,007,110     $   1,096,886                --     $         --
                                ====================================================================

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


                    50 | OPPENHEIMER INTERNATIONAL BOND FUND

As of September 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                                 FIXED RATE   FLOATING RATE
                                                    PAID BY     RECEIVED BY
                                                THE FUND AT     THE FUND AT                                      UNREALIZED
SWAP                            NOTIONAL          SEPT. 30,       SEPT. 30,       FLOATING    TERMINATION      APPRECIATION
COUNTERPARTY                   PRINCIPAL               2004            2004     RATE INDEX          DATES    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Citigroup
Global Markets                                                                      90 Day
Holdings, Inc.               333,000,000TWD            2.02%          1.057%     CPTW Rate         3/4/09    $       95,928
Citigroup
Global Markets                                                                      90 Day
Holdings, Inc.               333,000,000TWD            2.02           1.112      CPTW Rate        3/23/09           109,241
Citigroup
Global Markets                                                                 Three-Month
Holdings, Inc.,                                                                  LIBOR BBA
10 yr.                        30,000,000               4.96            1.18           Rate         5/6/14         1,592,903
Deutsche                                                                         Six-Month
Bank AG                      500,000,000INR            4.87           4.547     MIFOR Rate        3/22/09           539,025
Deutsche
Bank AG, 5 yr.               454,000,000INR            4.83            4.50       IRS Rate        1/14/09           443,413
Deutsche                                                                            90 Day
Bank AG, 5yr.                187,000,000TWD           1.024            1.02      CPTW Rate        8/19/09            (1,434)
                                                                               Three-Month
Deutsche                                                                         LIBOR BBA
Bank AG, 10 yr.               36,000,000               5.32            1.68           Rate        5/12/14         3,072,327
JPMorgan                                                                       Three-Month
Chase Bank                    13,500,000              3.342        1.289999     LIBOR flat        3/31/08           (91,996)
JPMorgan                                                                         Six-Month
Chase Bank                     8,000,000           1.289988            2.92     LIBOR flat        5/13/08           (75,512)
JPMorgan                                                                         Six-Month
Chase Bank                     3,880,000EUR           3.135            2.08     LIBOR flat        7/14/08              (400)
JPMorgan                                                                         Six-Month
Chase Bank                 1,080,000,000HUF            7.00            7.00     LIBOR flat        7/14/08          (517,245)
JPMorgan                                                                         Six-Month
Chase Bank                   231,500,000               1.17           3.535     LIBOR flat       12/23/08         1,408,585
JPMorgan                                                                       Three-Month
Chase Bank                    66,000,000ZAR            9.78            9.78     LIBOR flat        2/20/11           344,867
JPMorgan                                                                       Three-Month
Chase Bank                    66,000,000ZAR            9.68            9.68     LIBOR flat        2/18/11           295,586
Morgan Stanley
Capital Services,                                                                Six-Month
Inc.                         147,000,000EUR           3.064           2.243        EURIBOR        12/3/05        (4,582,506)
                                                                                                             ---------------
                                                                                                             $    2,632,782
                                                                                                             ===============


                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS Continued

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

EUR          Euro

HUF          Hungary Forints

INR          Indian Rupee

TWD          New Taiwan Dollar

ZAR          South African Rand

CPTW         Bloomberg Taiwan Secondary Commercial Papers

EURIBOR      Euro Interbank Offered Rate

IRS          India Swap Composites

LIBOR        London-Interbank Offered Rate

LIBOR BBA    London-Interbank Offered Rate British Bankers Association

MIFOR        Mumbai Interbank Forward Offer Rates

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the year ended September 30, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                   VALUATION        UNREALIZED
                                   EXPIRATION      NOTIONAL            AS OF      APPRECIATION
CONTRACT DESCRIPTION                    DATES        AMOUNT   SEPT. 30, 2004    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Deutsche Bank AG:
Export-Import Bank of Korea
Credit Bonds                          6/20/09   $ 1,440,000   $      (11,952)   $      (11,952)
Korea Deposit Insurance Corp.
Credit Bonds                          6/20/09     1,440,000          (12,096)          (12,096)
Korea Development Bank
Credit Bonds                          6/20/09     1,440,000          (11,376)          (11,376)
Korea Electric Power Corp.
Credit Bonds                          6/20/09     1,440,000          (12,528)          (12,528)
Panama (Republic of) Credit Nts.      5/13/08     1,835,000          (91,281)          (91,281)
Philippines (Republic of)
10 yr. Credit Bonds                   7/25/13     2,335,000           23,530            23,530
Samsung Electronic Co. Ltd.
Credit Bonds                          6/20/09     1,440,000          (10,800)          (10,800)
Turkey (Republic of)
2 yr. Credit Nts.                      5/7/06     3,070,000         (146,682)         (146,682)


                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                   VALUATION        UNREALIZED
                                   EXPIRATION      NOTIONAL            AS OF      APPRECIATION
CONTRACT DESCRIPTION                    DATES        AMOUNT   SEPT. 30, 2004    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Turkey (Republic of)
5 yr. Credit Nts.                      5/7/09   $ 1,445,000   $      325,859    $      325,859
United Mexican States
Credit Bonds                          9/20/13     2,790,000         (119,387)         (119,387)
Venezuela (Republic of)
Credit Bonds                          8/20/14     2,950,000         (308,796)         (308,796)
Venezuela (Republic of)
Credit Bonds                          9/28/09     6,960,000          (47,890)          (47,890)
Venezuela (Republic of)
Credit Bonds                         10/20/09    11,475,000           (3,482)           (3,482)
-----------------------------------------------------------------------------------------------
JP Morgan Chase Bank:
Chile (Republic of) Credit Bonds     12/20/13     8,500,000         (329,067)         (329,067)
Export-Import Bank of Korea
Credit Bonds                          6/20/09       720,000          (12,250)          (12,250)
Inter-American Development Bank
Credit Bonds                         12/20/13    15,910,000          (11,794)          (11,794)
Jordan (Kingdom of)
Credit Nts.                            6/6/06       390,000           (2,840)           (2,840)
Korea Deposit Insurance Corp.
Credit Bonds                          6/20/09       720,000          (12,257)          (12,257)
Korea Development Bank
Credit Bonds                          6/20/09       720,000          (11,930)          (11,930)
Korea Electric Power Co.
Credit Bonds                          6/20/09       720,000          (13,391)          (13,391)
Russian Federation Credit Bonds       10/9/13       550,000            7,789             7,789
Samsung Electronics Co. Ltd.
Credit Bonds                          6/20/09       720,000          (12,285)          (12,285)
-----------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
Brazil (Federal Republic of)
Credit Bonds                          8/20/09     5,120,000         (456,613)         (456,613)
Brazil (Federal Republic of)
Credit Bonds                         10/20/09       840,000            1,688             1,688
Venezuela (Republic of)
Credit Bonds                           3/5/08       840,000          (12,953)          (12,953)
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
Brazil (Federal Republic of)
Credit Bonds                          8/20/09     5,770,000         (471,117)         (471,117)
Brazil (Federal Republic of)
Credit Bonds                          8/20/09     5,770,000         (483,389)         (483,389)
Philippines (Republic of)
Credit Bonds                          6/20/09     5,000,000         (125,353)         (125,353)
Philippines (Republic of)
Credit Bonds                          6/20/09     2,500,000          (67,701)          (67,701)
Philippines (Republic of)
Credit Bonds                          6/20/09     5,000,000         (155,499)         (155,499)


                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS Continued

                                                                   VALUATION        UNREALIZED
                                   EXPIRATION      NOTIONAL            AS OF      APPRECIATION
CONTRACT DESCRIPTION                    DATES        AMOUNT   SEPT. 30, 2004    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.: Continued
Turkey (Republic of)
2 yr. Credit Nts.                      5/8/06   $ 3,070,000   $     (160,563)   $     (160,563)
Turkey (Republic of)
5 yr. Credit Nts.                      5/8/09     1,445,000          165,652           165,652
Venezuela (Republic of)
Credit Bonds                          2/20/14     2,135,000         (447,650)         (447,650)
Venezuela (Republic of)
Credit Bonds                          8/20/06     4,890,000          182,963           182,963
Venezuela (Republic of)
Credit Bonds                          8/20/09     2,445,000         (171,844)         (171,844)
Venezuela (Republic of)
Credit Bonds                          7/20/14     5,000,000         (862,701)         (862,701)
-----------------------------------------------------------------------------------------------
UBS AG:
Venezuela (Republic of)
Credit Bonds                          6/20/14     6,040,000       (1,184,681)       (1,184,681)
Venezuela (Republic of)
Credit Bonds                          8/20/06     3,260,000         (117,954)         (117,954)
Venezuela (Republic of)
Credit Bonds                          8/20/09     1,630,000          108,123           108,123
                                                                                ---------------
                                                                                $   (5,084,498)
                                                                                ===============

--------------------------------------------------------------------------------
10. SWAPTION ACTIVITY

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended September 30, 2004 was as follows:

                                              NOTIONAL        AMOUNT OF
                                                AMOUNT         PREMIUMS
      ------------------------------------------------------------------
      Swaptions outstanding as of
      September 30, 2003               $    79,335,000    $     694,082
      Swaptions written                    168,910,000        1,451,074
      Swaptions closed or expired         (135,300,000)      (1,353,783)
                                       ---------------------------------
      Swaptions outstanding as of
      September 30, 2004               $   112,945,000    $     791,373
                                       =================================


                    54 | OPPENHEIMER INTERNATIONAL BOND FUND

As of September 30, 2004, the Fund had entered into the following swaption contracts:

                                   NOTIONAL       EXPIRATION   EXERCISE      PREMIUM          VALUE
SWAPTIONS                            AMOUNT            DATES      PRICE     RECEIVED     SEE NOTE 1
---------------------------------------------------------------------------------------------------
Deutsche Bank AG                 62,395,000GBP       11/4/04      5.997%  $  291,178   $    542,058
Lehman Brothers International    50,550,000AUD      12/30/04      5.150      500,195        503,805
                                                                          -------------------------
                                                                          $  791,373   $  1,045,863
                                                                          =========================

Notional amount is denoted in the following currencies:

AUD    Australian Dollar

GBP    British Pound Sterling

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2004 was $29,998,722, which represents 1.86% of the Fund's net assets, of which $544,667 is considered restricted. Information concerning restricted securities and currency is as follows:

                                   ACQUISITION                    VALUATION AS OF        UNREALIZED
SECURITY                                  DATE          COST   SEPTEMBER 30, 2004      DEPRECIATION
---------------------------------------------------------------------------------------------------
CURRENCY
Argentine Peso                         9/13/04      $548,747             $544,667            $4,080

--------------------------------------------------------------------------------
12. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of September 30, 2004, the Fund had on loan securities valued at approximately $151,985,000. Cash of $155,142,317 was received as collateral for the loans, and has been invested in approved instruments.


                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                    56 | OPPENHEIMER INTERNATIONAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL BOND
FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Bond Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Bond Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
November 16, 2004


                    57 | OPPENHEIMER INTERNATIONAL BOND FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $468,750 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    58 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    59 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
WITH FUND, LENGTH OF          BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
SERVICE, AGE

INDEPENDENT                   THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                      CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                              RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,         Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board         Mortgage Company (since 1991), Centennial State Mortgage Company (since
of Trustees (since 2003)      1994), The El Paso Mortgage Company (since 1993), Transland Financial Services,
and Trustee (since 2000)      Inc. (since 1997); Chairman of the following private companies: Great Frontier
Age: 67                       Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                              Broadway Ventures (since 1984); a director of the following public companies:
                              Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                              and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                              Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                              Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                              International Family Entertainment (television channel) (1992-1997),
                              Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S.
                              Senator (January 1979-January 1991). Oversees 39 portfolios in the
                              OppenheimerFunds complex.

ROBERT G. AVIS,               Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1995)          of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                       Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                              Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G.
                              Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                              (until March 1999); and a Director (until March 2000) of A.G. Edwards &
                              Sons and A.G. Edwards Trust Company. Oversees 39 portfolios in the
                              OppenheimerFunds complex.

GEORGE C. BOWEN,              Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 1998)          Centennial Asset Management Corporation; President, Treasurer and a director
Age: 68                       (June 1989-April 1999) of Centennial Capital Corporation; Chief Executive
                              Officer and a director of MultiSource Services, Inc. (March 1996-April 1999).
                              Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 39 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,            A member of The Life Guard of Mount Vernon, George Washington's home
Trustee (since 1999)          (since June 2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc.
Age: 66                       and its subsidiaries (a privately held biotech company); a partner (July 1974-June
                              1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman
                              (July 1994-June 1998) of Price Waterhouse LLP Global Investment Management
                              Industry Services Group. Oversees 39 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-
Trustee (since 1990)          profit foundation); a director (since 1997) of Putnam Lovell Finance (finance
Age: 62                       company); a director (since June 2002) of UNUMProvident (an insurance company).
                              Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals
                              (a privately held company); Chairman and a director (until October 1996) and
                              President and Chief Executive Officer (until October 1995) of the Manager;
                              President, Chief Executive Officer and a director (until October 1995) of


                    60 | OPPENHEIMER INTERNATIONAL BOND FUND

JON S. FOSSEL,                Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
Continued                     Financial Services, Inc. Oversees 39 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                 Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)          Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 63                       or affiliated companies of the Manager. Oversees 39 portfolios in the
                              OppenheimerFunds complex.

BEVERLY L. HAMILTON,          Trustee of Monterey International Studies (an educational organization)
Trustee (since 2002)          (since February 2000); a director of The California Endowment
Age: 57                       (a philanthropic organization) (since April 2002) and of Community Hospital of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds Emerging Markets Growth Fund (since October 1991)
                              (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of Michigan.
                              Formerly, Trustee of MassMutual Institutional Funds (open-end investment company)
                              (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004)
                              and MML Services (April 1987-May 2004) (investment companies); member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003)
                              to Unilever (Holland)'s pension fund; and President (February 1991-April 2000)
                              of ARCO Investment Management Company. Oversees 38 portfolios in the
                              OppenheimerFunds complex.

ROBERT J. MALONE,             Chairman, Chief Executive Officer and Director of Steele Street State Bank
Trustee (since 2002)          (a commercial banking entity) (since August 2003); director of Colorado UpLIFT
Age: 60                       (a non-profit organization) (since 1986); trustee (since 2000) of the Gallagher
                              Family Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-
                              Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,)
                              (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-
                              2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and
                              U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                              38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,     Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment
Trustee (since 2000)          Fund (since 1987) (both open-end investment companies) and the Springfield Library
Age: 62                       and Museum Association (since 1995) (museums) and the Community Music School of
                              Springfield (music school) (since 1996); Trustee (since 1987), Chairman of the
                              Board (since 2003) and Chairman of the investment committee (since 1994) for the
                              Worcester Polytech Institute (private university); and President and Treasurer
                              (since January 1999) of the SIS Fund (a private not for profit charitable fund).
                              Formerly, member of the investment committee of the Community Foundation of
                              Western Massachusetts (1998 - 2003); Chairman (January 1999-July 1999) of SIS &
                              Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive
                              Vice President (January 1999-July 1999) of Peoples Heritage Financial Group, Inc.
                              (commercial bank). Oversees 39 portfolios in the OppenheimerFunds complex.


                    61 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE            THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                   225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                              AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee         (since September 2000) of the Manager; President and a director or trustee
(since 2001)                  of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                       Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds
                              Distributor, Inc. (a subsidiary of the Manager); Chairman and a director
                              (since July 2001) of Shareholder Services, Inc. and of Shareholder
                              Financial Services, Inc. (transfer agent subsidiaries of the Manager);
                              President and a director (since July 2001) of OppenheimerFunds Legacy Program
                              (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                              Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                              Investment Management Corporation and Tremont Capital Management, Inc.
                              (since November 2001), HarbourView Asset Management Corporation and OFI
                              Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                              and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                              Executive Vice President (since February 1997) of Massachusetts Mutual Life
                              Insurance Company (the Manager's parent company); a director (since June 1995)
                              of DLB Acquisition Corporation (a holding company that owns the shares of Babson
                              Capital Management LLC); a member of the Investment Company Institute's
                              Board of Governors (elected to serve from October 3, 2003 through
                              September 30, 2006). Formerly, Chief Operating Officer (September 2000-June 2001)
                              of the Manager; President and trustee (November 1999-November 2001) of MML Series
                              Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                              Company; President, Chief Executive Officer and director (September 1999-August
                              2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998)
                              of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of
                              Emerald Isle Bancorp). Oversees 74 portfolios as Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
OFFICERS                      THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. STEINMETZ
                              AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                              10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO
                              80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                              RESIGNATION, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,          Senior Vice President of the Manager (since March 1993) and of HarbourView
Vice President and Portfolio  Asset Management Corporation (since March 2000); an officer of 4 portfolios
Manager (since 2002)          in the OppenheimerFunds complex.
Age: 46

BRIAN W. WIXTED,              Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)        Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                       Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                              Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds International
                              Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                              Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                              Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer


                    62 | OPPENHEIMER INTERNATIONAL BOND FUND

BRIAN W. WIXTED,              and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company
Continued                     subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                              Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset Management
                              Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                              (April 2000-June 2003); Principal and Chief Operating Officer
                              (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division.
                              An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               Executive Vice President (since January 2004) and General Counsel (since
Vice President and            February 2002) of the Manager; General Counsel and a director
Secretary (since 2001)        (since November 2001) of the Distributor; General Counsel (since November 2001)
Age: 56                       of Centennial Asset Management Corporation; Senior Vice President and General
                              Counsel (since November 2001) of HarbourView Asset Management Corporation;
                              Secretary and General Counsel (since November 2001) of Oppenheimer Acquisition
                              Corp.; Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                              International Ltd. and OppenheimerFunds plc; Vice President and a director (since
                              November 2001) of Oppenheimer Partnership Holdings, Inc.; a director (since
                              November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice President,
                              General Counsel and a director (since November 2001) of Shareholder Financial
                              Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and OFI
                              Trust Company; Vice President (since November 2001) of OppenheimerFunds Legacy
                              Program; Senior Vice President and General Counsel (since November 2001) of OFI
                              Institutional Asset Management, Inc.; a director (since June 2003) of
                              OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May 1985-December
                              2003), Acting General Counsel (November 2001-February 2002) and Associate General
                              Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                              Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                              (November 1989-November 2001); and OppenheimerFunds International Ltd. (October
                              1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,             Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and            Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                  Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                       OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                    63 | OPPENHEIMER INTERNATIONAL BOND FUND


ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $28,000 in fiscal 2004 and $17,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $6,748 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

(f) Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $46,107 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.


ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)